Risk Management and Fair Values (Details) - Schedule of liquidity risk - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Risk Management and Fair Values (Details) - Schedule of liquidity risk [Line Items]
Short-term bank loans and related interests	$ 1,180,656	$ 1,148,959
Trade and other payables	5,355,123	5,356,542
Related parties payables	467,568	1,132,811
Total	7,003,347	7,638,312
Within 1 year [Member]
Risk Management and Fair Values (Details) - Schedule of liquidity risk [Line Items]
Short-term bank loans and related interests	1,180,656	1,148,959
Trade and other payables	5,355,123	5,356,542
Related parties payables	467,568	1,132,811
Total	7,003,347	7,638,312
Over 1 year [Member]
Risk Management and Fair Values (Details) - Schedule of liquidity risk [Line Items]
Short-term bank loans and related interests
Trade and other payables
Related parties payables
Total